Organization and Description of Business Operations (Details Narrative)						6 Months Ended	12 Months Ended
	Jul. 13, 2023 USD ($) $ / shares shares	Dec. 23, 2022 USD ($) $ / shares shares	Oct. 29, 2022 USD ($) $ / shares	Jul. 12, 2022	Oct. 29, 2021 USD ($) $ / shares shares	Sep. 30, 2023 USD ($) $ / shares shares	Mar. 31, 2023 USD ($) $ / shares shares	Mar. 31, 2022 USD ($) shares	Jul. 21, 2023 $ / shares	Jun. 30, 2023 USD ($)	Feb. 09, 2023 USD ($)	Jan. 30, 2023 USD ($)	Oct. 19, 2022 USD ($)	Oct. 15, 2022 USD ($)
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Shares issued price per share | $ / shares			$ 10.10		$ 10.10
Gross proceeds from private placement								$ 5,195,000
Transaction costs					$ 7,282,500
Cash of underwriting commissions					2,530,000
Marketing fee					4,427,500
Offering costs					325,000
Deposits into trust account					$ 127,765,000
Investment maturity days					185 days
Cash					$ 764,101	$ 357,478	595,536	$ 877,099
Working capital						$ 3,112,258	$ 2,179,125
Per share price | $ / shares					$ 0.20	$ 0.02	$ 0.02
Percentage of outstanding public shares			100.00%
Interest payable			$ 50,000
Common stock subject to possible redemption, shares | shares	574,764	830,210				574,764	830,210	12,650,000
Stock issued during period value new issues
Warrant issue to purchase stock | shares						632,500	632,500
Warrants exercise price | $ / shares						$ 2.11	$ 2.11
Business combination description					In addition, under a business combination marketing agreement, the Company has engaged I-Bankers as an advisor in connection with the Business Combination and will pay I-Bankers a cash fee for such marketing services upon the consummation of the Business Combination in an amount equal to, in the aggregate, 3.5% of the gross proceeds of the IPO, including any proceeds from the exercise of the underwriters’ over-allotment option	In addition, under a business combination marketing agreement, the Company has engaged I-Bankers as an advisor in connection with the Business Combination and will pay I-Bankers a cash fee for such marketing services upon the consummation of the Business Combination in an amount equal to, in the aggregate, 3.5% of the gross proceeds of the IPO, including any proceeds from the exercise of the underwriters’ over-allotment option.
Cash deposited to trust account										$ 300,000			$ 1,265,000
Distribution for taxes payments							$ 754,873
F A W Jilin Automobile Co Ltd [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Ownership percentage				64.00%
Sponsor and Affiliates [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Loans payable						$ 2,065,000	1,865,000
Sponsor And Its Affiliates [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Loans payable							1,865,000	$ 500,000
Stockholders [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Deposits into trust account		$ 50,000				300,000	$ 100,000
Per share price | $ / shares	$ 11.41	$ 10.24					$ 10.24
Stock holding during period, shares | shares	255,446	11,819,790					11,819,790
Payments to related party	$ 2,914,230	$ 121,034,650					$ 121,034,650
Stockholders [Member] | Subsequent Event [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Deposits into trust account										$ 100,000
Transaction Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Shares issued price per share | $ / shares			$ 10.10
Sponsor Affiliate Notes [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Deposits into trust account												$ 50,000	$ 1,265,000
Principal amount											$ 300,000			$ 1,265,000
Promissory Note [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Principal amount						84,617
Promissory Note [Member] | Sponsor and Affiliates [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Proceeds from unsecured notes payable						500,000
Promissory Note [Member] | Sponsor Affiliates [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Principal amount											$ 300,000
Promissory Note [Member] | Sponsor And Its Affiliates [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Proceeds from unsecured notes payable							$ 500,000
Promissory Note [Member] | Director [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Principal amount						$ 84,617
Business Combination Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Per share price | $ / shares						$ 10.10	$ 10.10		$ 10.00
Fair market value of net assets						80.00%	80.00%
Percent of business combination transaction						50.00%	50.00%
Business combination net tangible assets						$ 5,000,001	$ 5,000,001
Business combination net tangible assets				1		1
Common Class A [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Shares issued to converting convertible securities | shares		3,162,500					3,162,500
Common stock issued subject to possible redemption, shares | shares	4,357,964
Common stock subject to possible redemption, shares | shares	4,357,964
Common Class B [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Shares were cancelled | shares		3,162,500					3,162,500
Representative Shares [Member] | I-Banker [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Stock issued during period shares new issues, shares | shares					101,200	101,200
IPO [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Stock issued during period shares new issues, shares | shares						11,000,000	11,000,000
Shares issued price per share | $ / shares						$ 10.00	$ 10.00
Stock issued during period value new issues						$ 110,000,000	$ 110,000,000
Distribution for taxes payments							$ 554,873
IPO [Member] | Common Class A [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Stock issued during period shares new issues, shares | shares					12,650,000
Shares issued price per share | $ / shares					$ 10.00
Over-Allotment Option [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Stock issued during period shares new issues, shares | shares					1,650,000	1,650,000	1,650,000
Percentage of options						15.00%	15.00%
Underwriting commissions						$ 2,530,000	$ 2,530,000
Percentage of IPO gross proceeds						2.00%
Over-Allotment Option [Member] | I-Banker [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Warrant expiration term					5 years	5 years
Warrant issue to purchase stock | shares					632,500	632,500
Percentage of warrants issued					5.00%	5.00%
Warrants exercise price | $ / shares					$ 12.00	$ 12.00
Private Placement [Member] | Common Class A [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Stock issued during period shares new issues, shares | shares					519,500			519,500
Shares issued price per share | $ / shares					$ 10.00
Gross proceeds from private placement					$ 5,195,000